Loss per share (Details) - Schedule of Net Loss - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Net Loss Abstract
Loss attributable to equity holders of the parent	$ (47,992,097)	$ (69,318,848)	$ (46,959,038)
Weighted average number of common shares basic and diluted	167,610	134,913	64,946
Basic and diluted loss per common share	$ (286.33)	$ (513.8)	$ (723.05)